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                               PIMCO ADVISORS VIT

                         Supplement dated April 16, 2003
                       to the Prospectus dated May 1, 2002

    DISCLOSURE RELATING TO THE OPCAP MANAGED PORTFOLIO ("MANAGED PORTFOLIO")

Effective immediately, Mr. Richard Glasebrook is no longer a portfolio manager for the Managed Portfolio. Colin Glinsman and Robert Urquhart are replacing Mr. Glasebrook as co-portfolio managers for the equity portion of the Managed Portfolio. The disclosure in the Prospectus under "Fund Management" is modified accordingly and the following information is also added therein:

Colin Glinsman, Chief Executive Officer and Managing Director of Oppenheimer Capital, is the portfolio manager for the domestic portion of the Global Equity Portfolio and a co-portfolio manager of the Managed Portfolio. Mr. Glinsman will also serve as the portfolio manager of the Balanced Portfolio. He joined Oppenheimer Capital in 1989 as a securities analyst. Mr. Glinsman has a BA from Yale University and a MS from New York University.

Robert K. Urquhart, Managing Director of Oppenheimer Capital, is the co-portfolio manager of the Managed Portfolio. Prior to joining Oppenheimer Capital in 1998, he was a portfolio manager at Pilgrim Baxter & Associates and a portfolio manager and managing director at PNC Equity Advisors. Mr. Urquhart has a BS from the University of Colorado and an MBA from Harvard Graduate School of Business Administration.

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                               PIMCO ADVISORS VIT

                         Supplement dated April 16, 2003
                       to the Prospectus dated May 1, 2002

DISCLOSURE RELATING TO THE OPCAP GLOBAL EQUITY PORTFOLIO ("GLOBAL EQUITY PORTFOLIO")

Effective immediately, Mr. Richard Glasebrook is no longer the portfolio manager for the domestic portion of the Global Equity Portfolio. Colin Glinsman is replacing Mr. Glasebrook as the portfolio manager for the domestic portion of the Global Equity Portfolio. The disclosure in the Prospectus under "Fund Management" is modified accordingly and the following information is also added therein:

Colin Glinsman, Chief Executive Officer and Managing Director of Oppenheimer Capital, is the portfolio manager for the domestic portion of the Global Equity Portfolio and a co-portfolio manager of the Managed Portfolio. Mr. Glinsman will also serve as the portfolio manager of the Balanced Portfolio. He joined Oppenheimer Capital in 1989 as a securities analyst. Mr. Glinsman has a BA from Yale University and a MS from New York University.

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                               PIMCO ADVISORS VIT

                         Supplement dated April 16, 2003
                       to the Prospectus dated May 1, 2002

DISCLOSURE RELATING TO THE OPCAP SMALL CAP GROWTH PORTFOLIO ("SMALL CAP GROWTH PORTFOLIO")

Effective immediately, Mr. Michael F. Gaffney is no longer a portfolio manager for the Small Cap Growth Portfolio. Michael Corelli and Jamie Michaelson are replacing Mr. Gaffney as co-portfolio managers for the Small Cap Growth Portfolio. The disclosure in the Prospectus under "Fund Management" is modified accordingly and the following information is also added therein:

Michael Corelli will serve as the co-portfolio manager of the Small Cap Growth Portfolio. He joined PIMCO Equity Advisors in 1999 as a Research Analyst covering the business services, software and energy sectors. Prior to joining PIMCO Equity Advisors, he was an analyst at Bankers Trust in the small and mid cap growth group. Mr. Corelli has a BA from Bucknell University.

Jamie Michaelson will serve as the co-portfolio manager of the Small Cap Growth Portfolio. He joined PIMCO Equity Advisors in 2000 as a Research Analyst covering the consumer and financial services sectors. Prior to joining PIMCO Equity Advisors in 1999, he was an analyst at Deutsche Bank Securities and Raymond James. Mr. Michaelson received a BA from Bucknell University.